Note 26 - Financial Risk Management	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of financial risk management [text block]

26  Financial risk management

The Group’s major instruments include Loan and other receivables - digital assets, Borrowings, Borrowings from related parties, Digital assets loan payable, and other amounts due to related parties. Details of the financial instruments are disclosed in their respective notes. The risks associated with these instruments include market risk (digital asset risk, currency risk, interest rate risk and other price risk), credit risk, liquidity risk, loss of access risk, irrevocability, and regulatory oversight risk. The approaches on how to mitigate these risks are set out below. The Group manages and monitors these exposures to ensure appropriate measures are implemented in a timely and effective manner.

(a)	Credit risk

Credit risk primarily arises from Cash and cash equivalents, Loan and other receivables - digital assets, and Other receivables. For Loan and other receivables - digital assets and Other receivables.

As of December 31, 2025 and 2024, the maximum exposure to credit risk is represented by the carrying amount of each financial asset. The Group does not provide any guarantees which would expose the Group to material credit risk.

The Directors of the Group consider the probability of default upon initial recognition of an asset and whether there has been a significant increase in credit risk during the period. To assess whether there is a significant increase in credit risk the Group compares the risk of a default occurring on the assets as of the balance sheet date with the risk of default as of the date of initial recognition. The following indicators are incorporated:

●	actual or expected significant adverse changes in business, financial economic conditions that are expected to cause a significant change to the company’s ability to meet its obligations;

●	actual or expected significant changes in the operating results of the company;

●	significant changes in the expected performance and behavior of the company, including changes in the payment status of the third party.

Cash and cash equivalents and Other receivables

As of December 31, 2025 and 2024, management considers Cash and cash equivalents and Other receivables to be low credit risk as counterparties have adequate ability to meet their obligations in the near term and the Group has not experienced losses on these receivables. As such, the ECL for these receivables are deemed immaterial and no allowance has been recorded.

Loans and other receivables - digital assets - credit line facility and other lending arrangements

The Group offers credit line facilities to eligible institutional customers who have completed onboarding and wish to trade on the Exchange using borrowed funds. Each facility is negotiated individually, common terms include grant of a security interest over the collateral (the borrower’s spot account assets) and other creditor’s rights to the Exchange such as the right to seize and sell the collateral upon default, margin maintenance requirements imposing obligation on the borrower to maintain sufficient collateral in the spot account at all times, and termination rights with notice by the Exchange with full repayment due. Each loan or facility is only approved by management of the Exchange based on review of contractual terms and credit risk assessment.

The composition of collateral (digital asset and fiat) in the borrowers’ spot account may vary depending on the trading activities executed by the borrowers from time to time. The value of underlying collaterals may fluctuate over the loan term. Therefore, exposures and collateral values are monitored daily, to ensure that the margin requirement is always met.

The Exchange is entitled to exercise rights to sell or liquidate the collateral in the borrowers’ spot account if the borrowers fail to maintain the value of the collateral in their spot account at the pre-agreed margin level within a specified time. The Group is entitled to access customer assets upon default as the Group has the lender’s rights under security interests and operationally, the Group or the custodian controls the keys to the digital asset omnibus wallets and the omnibus bank accounts are in the name of the Group not the customers. As a result, the Group may be exposed to credit risk from the shortfall arising from the market volatility of underlying collaterals in spot accounts during the maintenance margin call period (i.e., 48 hours). The potential credit risk exposure is further mitigated by the guarantee obtained from the borrower or borrower’s parent company.

Given the credit exposure is monitored daily and the Exchange can enforce the guarantee, if any, to repay the shortfall when there is a default event, and as of December 31, 2025 and 2024 the margin ratio has consistently remained above the initial margin requirement for all credit facilities, the allowance for expected credit losses was determined to be immaterial as of December 31, 2025 and 2024 and no allowance has been recorded.

The Group offers other lending arrangements from time to time to institutional customers on an ad hoc basis. Each arrangement is negotiated individually. The Group performs deal-specific due diligence on the loan counterparty to assess their specific credit risk profile. The Group also negotiates and performs specific ongoing credit monitoring procedures including review of financial and or operational metrics to assess the financial health of the counterparty. As of December 31, 2025 and 2024, the Group has concluded that the allowance for expected credit losses associated with these other lending arrangements is immaterial.

Loans and other receivables - digital assets - margin lending services

The Group offers margin lending services to enhance capital efficiency for clients involved in leveraged trading. This service allows clients to lend their idle assets (referred to as Lenders) and provides funding for trading activities to other clients (referred to as Borrowers). Margin loans obtained through this service are exclusively intended for trading on the Exchange platform and are backed by collateral in the form of client assets held on the Exchange. These loans are subject to margin call and liquidation mechanisms to effectively manage risk.

The credit risk associated with the margin lending is borne by the Lenders. If a Borrower defaults on a loan and the Lender wishes to take action against the Borrower, the Exchange will assign the margin loan to the Lender, enabling them to pursue the Borrower directly. The terms and conditions of the service outline various enforcement actions that the Exchange may take, including accelerating and demanding repayment of margin loans, enforcing security interests over collateral, and suspending or terminating a Borrower’s use of the margin lending services.

As of December 31, 2025 and 2024, the Exchange has not experienced any default, past due and write-off of principal or interest with regard to the fiat and digital asset loan receivable. For the years ended December 31, 2025 and 2024, no fiat or digital asset loan was modified for which the allowance for expected credit losses has been changed. As of December 31, 2025 and 2024, all margin posted by the borrowers on the Exchange has remained above the margin call requirement, except for de minimis amounts that were below the liquidation requirement in 2024.

As the credit risk associated with margin lending is borne by the Lenders, no allowance for expected credit loss has been recorded for the year ended December 31, 2025 and 2024.

(b)	Liquidity risk

The Group monitors its liquidity requirements to ensure sufficient funds are available. The following tables present the contractual maturity analysis for financial liabilities as of  December 31, 2025 and 2024 (in thousands):

		Later than
		1 year and		Total	Carrying
	Less than	not later	Later than	undiscounted	amount as of
	1 year	than 5 years	5 years	cash flow	December 31, 2025
December 31, 2025
Accrued compensation and benefits	$20,363	$—	$—	$20,363	$20,363
Accrued expenses	10,569	—	—	10,569	10,569
Other payables	2,580	—	—	2,580	2,580
Lease liabilities	8,655	19,717	838	29,209	19,902
Digital assets loan payable	623	5,465	—	6,088	5,601
Borrowings from related parties	34,774	563,464	—	598,239	505,600
Borrowings	50,456	—	—	50,456	49,982
Customer segregated cash liabilities	20,044	—	—	20,044	20,044
Amounts due to related parties	807	—	—	807	807
Loan interest payable to the related party	8,764	—	—	8,764	8,764
Options reward program liability	—	3,000	—	3,000	3,000
	$157,635	$591,646	$838	$750,119	$647,212

		Later than
		1 year and		Total	Carrying
	Less than	not later	Later than	undiscounted	amount as of
	1 year	than 5 years	5 years	cash flow	December 31, 2024
December 31, 2024
Accrued compensation and benefits	$16,072	$—	$—	$16,072	$16,072
Accrued expenses	8,153	—	—	8,153	8,153
Other payables	5,148	—	—	5,148	3,443
Lease liabilities	6,180	13,455	616	20,251	15,002
Digital assets loan payable	1,134	22,564	—	23,698	20,613
Borrowings	60,059	598,184	—	658,243	507,450
Convertible redeemable preference shares(i)	—	47,879	—	47,879	47,879
Customer segregated cash liabilities	6,382	—	—	6,382	6,382
Amounts due to related parties	1,780	—	—	1,780	1,780
Loan interest payable to the related party	8,764	—	—	8,764	8,764
Options reward program liability	—	—	—	—	—
	$113,672	$682,082	$616	$796,370	$637,243

(i)

As part of the IPO Reorganization, the Convertible redeemable preference shares were mandatorily converted into Ordinary shares. The accounting for this conversion involved derecognizing the $47.9 million financial liability associated with the Convertible redeemable preference shares. This amount was transferred to Share capital and Share premium.

(c)  Digital asset risk

(i) Risks with respect to customers’ digital assets

The Group receives transfers of digital assets from customers, which the Group hold in a custodial capacity. Customers’ digital assets are held in their spot, margin or AMMI service accounts.

Custodying customers’ digital assets exposes the Group and its customers to unique risks and uncertainties, including technological, legal and regulatory risks and uncertainties, that could result in the loss of customers’ digital assets with or without a corresponding reduction in the Group’s associated liabilities owed to customers.

As of December 31, 2025 and 2024, the Group has not experienced any loss from any of its customers’ digital asset.

(ii) Loss of access risk

The loss of access to the private keys associated with the Group’s digital asset holdings may be irreversible and could adversely affect the future operation. Digital assets are controllable only by an individual that possesses both the unique public key and private key or keys relating to the “digital wallet” in which the digital asset is held. To the extent a private key is lost, destroyed or otherwise compromised and no backup is accessible the Group may be unable to access the digital assets. It is the policy of the Group to conduct due diligence surrounding private key management performed by custodians as part of the onboarding process in order to mitigate this risk.

(iii) Irrevocability of transactions

Digital asset transactions are irrevocable and if stolen or incorrectly transferred digital assets may be irretrievable. Once a transaction has been verified and recorded in a block that is added to the blockchain, an incorrect transfer or theft generally will not be reversible, and the Group may not be capable of seeking compensation. The Group seeks to mitigate risk by establishing policies and procedures to require a careful review of each transaction before execution.

(d)	Regulatory oversight risk

Regulatory changes or actions may restrict the use of digital assets or the operation of digital asset networks or exchanges in a manner that adversely affects investments held by the Group. The Group consistently engages with external legal counsel and regulatory advisors to understand any updates on the regulatory landscape that may impact our business.

(e)	Market risk

Market risk is the potential for loss resulting from unfavorable market movements, which can arise from changes in various market factors as follows:

(i)    Price risk of digital assets

The Group is exposed to price risk associated with its holdings of digital assets, primarily BTC and ETH. The prices of digital assets are subject to significant volatility and are influenced by numerous factors. These include, but are not limited to, global supply and demand dynamics, interest and exchange rates, inflation or deflation, and broader political and economic conditions.

The Group's exposure to price risk primarily arises from its direct holdings of digital assets which are measured at fair value. Management actively monitors market conditions and potential exposure to mitigate these risks.

The sensitivity analyses below have been determined based on the exposure to digital asset price risk for Digital assets held - inventories, Digital assets held - intangible assets, Loan and other receivables - digital assets, Investments in financial assets, and Digital assets loans payable. Digital assets held - financial assets have been excluded from the analyses as management views these assets as having immaterial exposure to digital asset price risk. A 50% increase or decrease in digital asset price represents management's assessment of the reasonable possible change in price.

If the price of all digital assets, excluding Digital assets held - financial assets, increased or decreased by 50% with all other variables held constant, the Group's total equity for the years ended December 31, 2025 and 2024 would have been $1,294.1 million and $1,342.0 million higher/lower, respectively.

(ii)    Interest rate risk

The Group is exposed to interest rate risk, specifically the risk associated with changes in rate on interest bearing financial assets including cash balances deposited at financial institutions. The Group manages its interest rate risk through regular assessments of the existing interest rate environment, the current outlook, and the potential impact of any changes in rate.

The sensitivity analyses below have been determined based on the exposure to interest rates for non-derivative instruments at the reporting date. A 50 basis point increase or decrease represents management's assessment of the reasonable possible change in interest rate.

If interest rates had been 50 basis points higher or lower with all other variables were held constant, the Group's profit for the year ended December 31, 2025 would have been $3.7 million ( December 31, 2024: $0.6 million) lower/higher.

(iii)    Currency risk

The Group is exposed to exchange rate fluctuation risk as a result of operating in multiple jurisdictions with different operating currencies. Financial assets and financial liabilities are primarily denominated in the functional currency of the respective company. The Group’s exposure to foreign currency exchange risk is not significant.

(f)	Fair value estimation

Fair value measurements are classified within a three-level hierarchy based on the observability of the inputs used in the valuation techniques:

●	Level 1 — Derived from unadjusted quoted prices in active markets for identical assets or liabilities.
●

Level 2 — Derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

●	Level 3 — Derived from valuation techniques that include significant unobservable inputs for the asset or liability.

Management determined the fair value of digital assets as follows:

●	Level 1 — The fair values of digital assets held as inventory, intangible assets, and investments in financial assets are determined using a quoted price on the asset’s principal market.
●

Level 2 — The fair values of customer payables in AMMI service accounts, investments in financial assets, and loan receivables are determined using quoted prices in active markets for similar assets or valuation models utilizing observable market inputs.

●	Level 3 — The below investments have significant unobservable inputs, their respective considerations are as follows:
o

Borrowings: The fair value of borrowings is calculated using the Monte Carlo simulation method. The valuation’s key components include the bitcoin reference price, expected volatility, repayment terms, and the discount rate. Due to the method’s reliance on less observable inputs, like expected volatility and discount rate, the estimated fair values are classified as Level 3 within the fair value hierarchy.

o

Fund and Equity Investments: The fair value of unquoted fund and equity investments is primarily determined using a market approach. The price of a recent market transaction (i.e., the initial investment amount) is generally utilized as the best estimate of fair value. At each reporting date, management assesses whether this transaction price remains representative of fair value by considering investee-specific performance, potential indicators of impairment, and broader macroeconomic conditions. Because the inputs used to assess these changes are unobservable, these investments are classified within Level 3 of the fair value hierarchy.

The following tables present the Group’s digital assets and financial liabilities that are measured at fair value (in thousands):

	Level 1	Level 2	Level 3	Total
As of December 31, 2025
Assets
Investments in financial assets	$358,184	$17,275	$28,685	$404,144
Digital assets held - inventories	206,178	—	—	206,178
Digital assets held - intangible assets	1,537,071	—	—	1,537,071
Digital assets held - financial assets	1,037,915	—	—	1,037,915
Loan and other receivables - digital assets	—	446,481	—	446,481
	$3,139,348	$463,756	$28,685	$3,631,789

Liabilities
Borrowings from related parties	$—	$—	$505,600	$505,600
Digital assets loan payable - current and non-current	—	—	5,601	5,601
	$—	$—	$511,201	$511,201

The following table presents a reconciliation of the beginning and ending balances for fair value measurements using significant unobservable inputs (Level 3) for the years ended December 31, 2025 and 2024 (in thousands):

	Beginning Balance January 1, 2025	Realized Gains (Losses)	Unrealized Gains (Losses)	Purchases	Sales	Transfers into Level 3	Transfers Out of Level 3	Ending Balance December 31, 2025	Change in Unrealized Gains (Losses) for the Period for Investments Still Held at December 31, 2025
Investments in Financial Assets, at fair value
Equity Investments	-	-	3	23,345	-	-	-	23,348	-
Fund Investments	-	-	3	5,237	-	100	-	5,340	-
Total investments in Financial Assets	$-	$-	$6	$28,582	$-	$100	$-	$28,688	$-
Financial Liabilities, at fair value
Borrowings	482,450	-	23,150	-	-	-	-	505,600	-
Digital assets loan payable	-	-	-	-	-	5,601	-	5,601	-
Total Financial Liabilities	$482,450	$-	$23,150	$-	$-	$5,601	$-	$511,201	$-

The following table presents a reconciliation of Level 3 fair value measurements of financial instruments (in thousands):

	Level 1	Level 2	Level 3	Total
As of December 31, 2024
Assets
Investments in financial assets	$—	$86,173	$—	$86,173
Digital assets held - inventories	573,876	—	—	573,876
Digital assets held - intangible assets	1,878,268	—	—	1,878,268
Digital assets held - financial assets	132,649	—	—	132,649
Loan and other receivables - digital assets	—	166,388	—	166,388
	$2,584,793	$252,561	$—	$2,837,354

Liabilities
Borrowings from related parties	$—	$—	$482,450	$482,450
Digital assets loan payable	—	20,613	—	20,613
	$—	$20,613	$482,450	$503,063

During the year ended December 31, 2025, the Group transferred assets with a fair value of $358.2 million from Level 2 to Level 1 of the fair value hierarchy. This transfer was due to increased trading volume and the resulting availability of unadjusted quoted prices in active markets for these specific assets.

(e)	Fair value estimation—(continued)

As of December 31, 2023	$422,750
Fair value change attributable to changes in credit risk	16,350
Change in fair value of financial liability at FVTPL	43,350
As of December 31, 2024	$482,450
Fair value change attributable to changes in credit risk	3,050
Change in fair value of financial liability at FVTPL	20,100
As of December 31, 2025	$505,600